Other Current Assets (Details) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Deposit	$ 1,775,000	$ 355,500	$ 57,500
Prepaid Inventory	75,480	92,737	84,065
Employees Advance	46,303	41,303	30,078
Prepaid Expenses	155,065	246,260	4,894
Others	47,786	20,765	13,801
Total	$ 2,099,634	$ 756,565	$ 190,338